Expense Example {- Fidelity Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds PRO-12 - Fidelity Small Cap Index Fund - Fidelity Small Cap Index Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32